Basis for preparation, consolidation and accounting policies - Estimated useful lives of right of use assets (Details)	12 Months Ended
Dec. 31, 2025
Tambomayo Mining units
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Depreciation rates on mining units	26.50%
Uchucchacua Mining units
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Depreciation rates on mining units	10.49%
El Brocal Mining units
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Depreciation rates on mining units	5.08%
Sociedad Minera Cerro Verde S.A.A. | Land
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	30 years
Sociedad Minera Cerro Verde S.A.A. | Buildings and other constructions | Minimum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	1 year
Sociedad Minera Cerro Verde S.A.A. | Buildings and other constructions | Maximum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	10 years
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Minimum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	1 year
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Maximum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	10 years